Deferred income tax assets and liabilities - Summary of Deferred Tax Balances (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	€ 36,649	€ 33,088
Total deferred tax liabilities	(9,439)	(5,243)
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	32	15
Total deferred tax liabilities	(42)	(490)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	109	118
Total deferred tax liabilities	(970)	(723)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	240	256
Total deferred tax liabilities	(3,168)	(4,001)
Current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	17,115	6,395
Total deferred tax liabilities	(638)	(295)
Non current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,628	1,162
Total deferred tax liabilities	0	(337)
Loans and borrowings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	0	0
Total deferred tax liabilities	(15,205)	0
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	86	1,124
Total deferred tax liabilities	0	(515)
Deferred tax on tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,953	3,991
Total deferred tax liabilities	0	0
Tax value of loss carry-forwards recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	24,454	21,311
Total deferred tax liabilities	0	0
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	0	0
Total deferred tax liabilities	(384)	(168)
Offsetting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	10,968	1,284
Total deferred tax liabilities	€ (10,968)	€ (1,286)